OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets	OTHER CURRENT ASSETS
As of December 31, 2021 and 2020, other current assets within the Consolidated Balance Sheets is comprised of:

(in thousands of $)	2021	2020
Trade accounts receivable, net	5,270	4,050
Accrued income	7,005	6,024
Prepaid expenses	2,487	11,344
Other receivables	2,278	3,643
Total other current assets	17,040	25,061

Trade accounts receivables are presented net of allowances for doubtful accounts amounting to $nil as of December 31, 2021 (2020: $nil).